Intangible Assets (Details) - Schedule of intangible assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	R 186,128	R 154,883
Accumulated amortization	(100,486)	(77,852)
Carrying value	85,642	77,031
Product development costs [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	144,922	123,036
Accumulated amortization	(76,621)	(63,299)
Carrying value	68,301	59,737
Computer software [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	34,039	24,680
Accumulated amortization	(20,281)	(13,359)
Carrying value	13,758	11,321
Trade name [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	782	782
Accumulated amortization	(391)	(130)
Carrying value	391	652
Customer relationship [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Cost	6,385	6,385
Accumulated amortization	(3,193)	(1,064)
Carrying value	R 3,192	R 5,321